Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2023
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Schedule of Intangible Assets by Geographical Location	In the following table, we disclose the combined gross balance of our fixed assets, capitalized software, and intangible assets by geographical location:
	As of September 30, 2023	As of December 31, 2022
Long-lived assets:
United States	$27,425	$48,879
Canada	2,909,966	4,527,581
Total	$2,937,391	$4,576,460